1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax www.dechert.com
RICHARD HOROWITZ
richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

May 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Conversus StepStone Private Venture and Growth Fund (File Nos. 333-263765 and 811-23786); Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Conversus StepStone Private Venture and Growth Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940 on Form N-2 (“Registration Statement”). This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz